MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
MAJOR CUSTOMERS

The Company had two major customers that accounted for 58% and two major customers that accounted for 52% of the Company’s revenues for the years ended December 31, 2013 and 2012, respectively. The Company expects to continue to maintain these relationships with the customers.